SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Warrant Derivative Liabilities - Stock Purchase Warrants [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		$ 26,377
Repurchased		(6,186)
Change in fair value included in the statement of comprehensive income (loss)		(20,191)
Derivative Liabilities - Warrants [Member] | GPB Debt Holdings II, LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 1,399	1,882
Change in fair value included in the statement of comprehensive income (loss)	(199)	(483)
Balance, end of period	$ 1,200	1,399
Warrant Derivative Liabilities - Embedded Conversion Option [Member] | GPB Debt Holdings II, LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		1,289
Change in fair value included in the statement of comprehensive income (loss)		(466)
Extinguished upon debt repayment		$ (823)